AMERICAN INDEPENDENCE FUNDS TRUST
Short-Term Bond Fund
Intermediate Bond Fund

Supplement dated May 12, 2008
to the American Independence Funds Classes A and C Prospectus Dated March 1, 2008

Effective immediately, on page 16 under Main Strategies, the fourth sentence should be changed to read as follows:

The current index is the Merrill Lynch 1-3 Year Treasury Index. This index tracks short-term U.S. government securities with maturities between 1-3 years and represents the total rate of return of U.S. Treasury Notes based on daily closing prices.

Effective immediately, the following bullet should be added under the heading of Major policies/limits on page 16:

  Under normal circumstances, the Fund will invest more than 25% of its total assets in the Banking and Finance industry. For purposes of this limitation, the Banking and Finance industry is deemed to include securities of issuers engaged in banking or finance businesses, including issuers of asset- and mortgage-backed securities.

Effective immediately, the paragraph under the heading Short-Term Bond Fund and Intermediate Bond Fund on page 32 should be replaced in its entirety with the following:

American Independence Financial Counselors, LLC (“AIFC”) provides portfolio investment management services for the Short-Term Bond Fund and Intermediate Bond Fund. AIFC, 335 Madison Avenue, Mezzanine, New York, NY 10017, is a wholly owned subsidiary of AIFS. AIFC currently has $98 million in assets under management. Mr. Robert Campbell will be responsible for the day to day management of the Funds. Mr. Campbell also manages the American Independence Kansas Tax-Exempt Bond Fund.

In addition to AIFC, Fischer Francis Trees & Watts, Inc. a New York corporation and three of its affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fisher Francis Trees & Watts, PTD Ltd, a Singapore corporation, and Fischer Francis Trees & Watts, Ltd Kabushiki Kasha, a Japanese corporation (collectively referred to as (“FFTW") will serve as the Sub-Advisers to the Funds. The Sub-Adviser conducts investment research and is responsible for the purchase, sale or exchange of the Funds' assets. Organized in 1972, the Sub-Adviser is registered with the Commission and is a New York corporation that, with its affiliated companies, managed approximately $31.4 billion in assets, as of December 31, 2007, for numerous fixed-income portfolios. The Sub-Adviser, together with its affiliates, currently advises institutional clients including banks, central banks and pension funds. The Sub-Adviser also serves as the adviser or the sub-adviser to domestic and international pooled investment vehicles. The Sub-Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Sub-Adviser is directly wholly-owned by Charter Atlantic Corporation (“CAC”), a New York corporation. CAC is owned by BNP Paribas, which is a publicly owned limited liability company banking corporation organized under the laws of the Republic of France.

Robert Campbell and Kenneth O’Donnell will share day-to-day management responsibilities.

Kenneth O’Donnell, CFA, Portfolio Manager, joined FFTW in 2002 and is a member of the Structured Securities & Short Duration Team. Currently, he manages Funds of structured securities consisting primarily of asset-backed (ABS) and mortgage-backed securities (MBS) as well as agency and US government securities. He is also responsible for the management of money market, short and short-intermediate Funds. Mr. O’Donnell was previously with Standish Mellon Asset Management in Boston as an asset-backed security specialist in the structured products group. Mr. O’Donnell holds a BS in mechanical engineering from Syracuse University and an MS in finance from Boston College. He is a member of the New York Society of Security Analysts.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AMERICAN INDEPENDENCE FUNDS TRUST
Short-Term Bond Fund
Intermediate Bond Fund

Supplement dated May 12, 2008
to the American Independence Funds Institutional Class Prospectus
Dated March 1, 2008

Effective immediately, on page 14 under Main Strategies, the fourth sentence should be changed to read as follows:

The current index is the Merrill Lynch 1-3 Year Treasury Index. This index tracks short-term U.S. government securities with maturities between 1-3 years and represents the total rate of return of U.S. Treasury Notes based on daily closing prices.

Effective immediately, the following bullet should be added under the heading of Major policies/limits on page 14:

  Under normal circumstances, the Fund will invest more than 25% of its total assets in the Banking and Finance industry. For purposes of this limitation, the Banking and Finance industry is deemed to include securities of issuers engaged in banking or finance businesses, including issuers of asset- and mortgage-backed securities.

Effective immediately, the paragraph under the heading Short-Term Bond Fund and Intermediate Bond Fund on page 29 should be replaced in its entirety with the following:

American Independence Financial Counselors, LLC (“AIFC”) provides portfolio investment management services for the Short-Term Bond Fund and Intermediate Bond Fund. AIFC, 335 Madison Avenue, Mezzanine, New York, NY 10017, is a wholly owned subsidiary of AIFS. AIFC currently has $98 million in assets under management. Mr. Robert Campbell will be responsible for the day to day management of the Funds. Mr. Campbell also manages the American Independence Kansas Tax-Exempt Bond Fund.

In addition to AIFC, Fischer Francis Trees & Watts, Inc. a New York corporation and three of its affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fisher Francis Trees & Watts, PTD Ltd, a Singapore corporation, and Fischer Francis Trees & Watts, Ltd Kabushiki Kasha, a Japanese corporation (collectively referred to as (“FFTW") will serve as the Sub-Advisers to the Funds. The Sub-Adviser conducts investment research and is responsible for the purchase, sale or exchange of the Funds' assets. Organized in 1972, the Sub-Adviser is registered with the Commission and is a New York corporation that, with its affiliated companies, managed approximately $31.4 billion in assets, as of December 31, 2007, for numerous fixed-income portfolios. The Sub-Adviser, together with its affiliates, currently advises institutional clients including banks, central banks and pension funds. The Sub-Adviser also serves as the adviser or the sub-adviser to domestic and international pooled investment vehicles. The Sub-Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Sub-Adviser is directly wholly-owned by Charter Atlantic Corporation (“CAC”), a New York corporation. CAC is owned by BNP Paribas, which is a publicly owned limited liability company banking corporation organized under the laws of the Republic of France.

Robert Campbell and Kenneth O’Donnell will share day-to-day management responsibilities.

Kenneth O’Donnell, CFA, Portfolio Manager, joined FFTW in 2002 and is a member of the Structured Securities & Short Duration Team. Currently, he manages Funds of structured securities consisting primarily of asset-backed (ABS) and mortgage-backed securities (MBS) as well as agency and US government securities. He is also responsible for the management of money market, short and short-intermediate Funds. Mr. O’Donnell was previously with Standish Mellon Asset Management in Boston as an asset-backed security specialist in the structured products group. Mr. O’Donnell holds a BS in mechanical engineering from Syracuse University and an MS in finance from Boston College. He is a member of the New York Society of Security Analysts.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE